Benefit Plans - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Accumulated Other Comprehensive Income Loss After Tax [Line Items]
Unamortized net loss	$ 2,531	$ 3,302
Unamortized prior service	(403)	(492)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 2,128	$ 2,810